Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Prudential Investment Portfolios, Inc.
Entity Central Index Key	0000949512
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
PGIM BALANCED FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class A
Trading Symbol	PIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.50%	8.44%	7.97%
Class A without sales charges	11.11%	9.16%	8.33%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,056,070,790
Holdings Count | Holding	1,942
Advisory Fees Paid, Amount	$ 5,479,913
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class C
Trading Symbol	PABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$191	1.82%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.17%	8.29%	7.51%
Class C without sales charges	10.17%	8.29%	7.51%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,056,070,790
Holdings Count | Holding	1,942
Advisory Fees Paid, Amount	$ 5,479,913
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R
Trading Symbol	PALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$155	1.47%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	10.59%	8.65%	7.88%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,056,070,790
Holdings Count | Holding	1,942
Advisory Fees Paid, Amount	$ 5,479,913
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class Z
Trading Symbol	PABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.30%	9.40%	8.60%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,056,070,790
Holdings Count | Holding	1,942
Advisory Fees Paid, Amount	$ 5,479,913
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R6
Trading Symbol	PIBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.49%	9.53%	7.95% (11/28/2017)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.69%
S&P 500 Index	17.60%	16.47%	14.44%
Custom Blended Index*	11.33%	8.76%	8.31%

* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,056,070,790
Holdings Count | Holding	1,942
Advisory Fees Paid, Amount	$ 5,479,913
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM JENNISON FOCUSED VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class A
Trading Symbol	PJIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the In dex
.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	6.79%	14.42%	9.91%
Class A without sales charges	13.00%	15.72%	10.54%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,799,611
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,491,794
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

PGIM Jennison Focused Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class C
Trading Symbol	PJGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$237	2.24%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERI
O
D?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	10.70%	14.49%	9.54%
Class C without sales charges	11.70%	14.49%	9.54%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,799,611
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,491,794
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

PGIM Jennison Focused Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R
Trading Symbol	PJORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$163	1.53%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	12.53%	15.27%	10.14%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirem ent
s.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,799,611
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,491,794
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

PGIM Jennison Focused Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class Z
Trading Symbol	PJGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.40%	16.12%	10.90%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,799,611
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,491,794
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
O
F 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

PGIM JENNISON FOCUSED VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R6
Trading Symbol	PJOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	13.45%	16.13%	10.91%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,799,611
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,491,794
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

PGIM Jennison Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class A
Trading Symbol	PJFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	14.09%	11.51%	16.32%
Class A without sales charges	20.73%	12.78%	16.98%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 9,012,171,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 47,969,931
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS
AS
OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND
’S
HOLDINGS
AS
OF
9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM Jennison Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class C
Trading Symbol	PJFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	18.86%	12.00%	16.18%
Class C without sales charges	19.86%	12.00%	16.18%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 9,012,171,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 47,969,931
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS
AS
OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R
Trading Symbol	PJGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	20.45%	12.52%	16.73%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 9,012,171,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 47,969,931
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class Z
Trading Symbol	PJFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	21.05%	13.11%	17.33%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 9,012,171,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 47,969,931
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY
FUND
STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R2
Trading Symbol	PJFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	20.57%	12.65%	16.29% (11/28/2017)
S&P 500 Index	17.60%	16.47%	14.44%
Russell 1000 Growth Index	25.53%	17.58%	18.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 9,012,171,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 47,969,931
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS
AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R4
Trading Symbol	PJFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	20.87%	12.92%	16.58% (11/28/2017)
S&P 500 Index	17.60%	16.47%	14.44%
Russell 1000 Growth Index	25.53%	17.58%	18.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 9,012,171,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 47,969,931
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R6
Trading Symbol	PJFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	21.20%	13.24%	17.74% (9/27/2017)
S&P 500 Index	17.60%	16.47%	14.88%
Russell 1000 Growth Index	25.53%	17.58%	19.10%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 9,012,171,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 47,969,931
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%